SHORT-TERM BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM DEBT	Short-term borrowings comprised of the following:
	As of
	December 31, 2025	June 30, 2026
Bank borrowings, secured
- Trade financing loans	$10,389,094	$7,263,986